Leases (Details) - Lease, Cost - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Lease, Cost [Abstract]
Operating lease costs	$ 6,288	$ 16,830
Total rent expense	$ 6,288	$ 19,830